Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets	¥ 392,937,755	¥ 397,883,536
Total liabilities	373,456,702	379,366,449
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	314,363,877	358,377,993
Maximum exposure	31,923,132	34,044,419
Total assets	23,745,094	25,614,912
Trading account assets	2,570,189	2,373,626
Investment securities	4,229,436	5,101,857
Loans	16,325,136	17,346,410
All other assets	620,333	793,019
Total liabilities	247,110	289,627
All other liabilities	247,110	289,627
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	29,789,964	39,009,182
Maximum exposure	8,667,183	9,223,412
Total assets	6,681,352	7,284,351
Trading account assets	29,401	13,184
Investment securities	2,157,031	2,147,351
Loans	4,494,920	5,123,816
All other assets	0	0
Total liabilities	982	3,860
All other liabilities	982	3,860
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	107,184,083	140,717,674
Maximum exposure	7,026,974	7,385,746
Total assets	4,568,235	4,757,037
Trading account assets	386,996	321,000
Investment securities	211,183	300,803
Loans	3,738,255	3,719,748
All other assets	231,801	415,486
Total liabilities	12,116	16,172
All other liabilities	12,116	16,172
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	71,035,055	72,102,436
Maximum exposure	7,415,470	7,696,582
Total assets	5,068,653	5,334,476
Trading account assets	102,641	93,808
Investment securities	59,518	61,114
Loans	4,840,457	5,134,236
All other assets	66,037	45,318
Total liabilities	211,236	251,944
All other liabilities	211,236	251,944
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	8,231,091	10,205,539
Maximum exposure	4,300,776	5,144,654
Total assets	4,212,759	5,004,762
Trading account assets	1,741,380	1,683,889
Investment securities	1,801,704	2,592,589
Loans	466,149	497,156
All other assets	203,526	231,128
Total liabilities	89	0
All other liabilities	89	0
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	98,123,684	96,343,162
Maximum exposure	4,512,729	4,594,025
Total assets	3,214,095	3,234,286
Trading account assets	309,771	261,745
Investment securities	0	0
Loans	2,785,355	2,871,454
All other assets	118,969	101,087
Total liabilities	22,687	17,651
All other liabilities	¥ 22,687	¥ 17,651